Income taxes - Summary of movement in deferred tax balances (Detail) $ in Millions	Jun. 30, 2023 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (18)
Ending balance	$ (19)